Business Combinations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Business Combinations (Details) [Line Items]
Due from affiliates	$ 400	$ 400	$ 400
Warrants (in Shares)	6,972,192
Exercisable price (in Dollars per share)	$ 0.07
Fair value of warrants	$ 735
INX Token warrants [Member]
Business Combinations (Details) [Line Items]
Warrants (in Shares)	885,000
I.L.S Brokers Ltd. [Member]
Business Combinations (Details) [Line Items]
Acquisition to shareholders	$ 4,327
Outstanding share capital percentage	20.00%
Net income		254
Net loss		2,278
I.L.S Brokers Ltd. [Member] | Maximum [Member]
Business Combinations (Details) [Line Items]
Acquisition reduced	$ 4,909
I.L.S Brokers Ltd. [Member] | Minimum [Member]
Business Combinations (Details) [Line Items]
Acquisition reduced	4,327
Open finance Holdings, Inc. [Member]
Business Combinations (Details) [Line Items]
Acquisition to shareholders	3,253
Business combinations [member]
Business Combinations (Details) [Line Items]
Consolidated revenue		4,164
Mr. Datika [Member]
Business Combinations (Details) [Line Items]
Partial consideration	$ 582
OFN [Member]
Business Combinations (Details) [Line Items]
Consolidated revenue		193
Contributed a net loss		$ 133